UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------

Check here if Amendment |_|; Amendment Number:
                                               ------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Marcuard Family Office Ltd.
Address:  Theaterstrasse 12, CH-8024 Zurich

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Stocker              Samuel Hochuli
Title:   Managing Partner           Vice President
Phone:   +41 43 344 6000            +41 43 344 6000


Signature, Place, and Date of Signing:


/s/ Peter Stocker                   Zurich, Switzerland            04/19/12
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]               [Date]


/s/ Samuel Hochuli                  Zurich, Switzerland            04/19/12
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-
      ------------------ ------------------------------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: none
                                   -------------------------

Form 13F Information Table Entry Total: 29
                                        --------------------

Form 13F Information Table Value Total: $ 92,366
                                        ---------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

           28-
      -------------------------------- --------------------------------------
      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                            Value     Shares/   Sh/ Put/  Invstmt  Other   -------------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)   Prn Amt   Prn Call  Dscretn Managers   Sole    Shared   None
-----------------------------  ----------------  ---------  --------  --------  --- ----  ------- -------- -------- -------- -------
ALEXION PHARMACEUTICALS INC    COM               015351109    17,334   186,666   Sh        Sole                                None
SPDR S&P 500 ETF TR            TR Unit           78462F103    17,044   121,040   Sh        Sole                                None
CABOT CORP                     COM               127055101    10,243   240,000   Sh        Sole                                None
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF      922042866     4,260    80,165   Sh        Sole                                None
ISHARES INC                    MSCI AUSTRALIA    464286103     3,762   160,000   Sh        Sole                                None
WISDOMTREE TR                  EM LCL DEBT FD    97717X867     3,378    65,100   Sh        Sole                                None
ISHARES TR                     BARCLYS 1-3YR CR  464288646     3,352    31,900   Sh        Sole                                None
ISHARES TR                     BARCLYS TIPS BD   464287176     2,982    25,350   Sh        Sole                                None
ISHARES TR                     S&P 500 INDEX     464287200     2,824    20,000   Sh        Sole                                None
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF   922042874     2,639    57,250   Sh        Sole                                None
ISHARES TR                     JPMORGAN USD      464288281     2,597    23,040   Sh        Sole                                None
ISHARES TR                     BARCLYS 1-3 YR    464287457     2,568    30,450   Sh        Sole                                None
WISDOMTREE TRUST               DIV EX-FINL FD    97717W406     2,423    44,200   Sh        Sole                                None
ISHARES INC                    MSCI JAPAN        464286848     2,368   232,690   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG BRIC ETF     18383M100     2,273    57,570   Sh        Sole                                None
ISHARES INC                    MSCI EMERG MKT    464287234     1,972    45,920   Sh        Sole                                None
ISHARES INC                    MSCI SWITZERLD    464286749     1,570    62,725   Sh        Sole                                None
RYDEX ETF TRUST                S&P 500 2X ETF    78355W783     1,500    30,000   Sh        Sole                                None
ISHARES TR                     S&P EURO PLUS     464287861     1,325    35,484   Sh        Sole                                None
MARKET VECTORS ETF TR          RUSSIA ETF        57060U506       911    29,500   Sh        Sole                                None
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104       871    12,900   Sh        Sole                                None
ISHARES TR                     RUSSELL 2000      464287655       870    10,500   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG FRNTR MKT    18383Q838       818    38,020   Sh        Sole                                None
ISHARES TR                     MSCI ACJPN IDX    464288182       659    11,670   Sh        Sole                                None
BERKSHIRE HATHAWAY INC DEL     CL A              084670108       488         4   Sh        Sole                                None
CELSION CORPORATION            COM NEW           15117N305       472   248,488   Sh        Sole                                None
APPLE INC                      COM               037833100       342       570   Sh        Sole                                None
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702       284     3,500   Sh        Sole                                None
ISHARES INC                    MSCI BRAZIL       464286400       238     3,685   Sh        Sole                                None